Revenue, Disaggregation of Revenue from Contracts with Customers (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	$ 729,953,807	$ 284,890,018	$ 4,392,585
Administrative services to related parties	0	1,761,896	2,038,437
Total revenue	729,953,807	286,651,914	6,431,022
Services and Products Transferred at a Point in Time [Member]
Major Products/Service Lines [Abstract]
Total revenue	413,826,899	117,234,636	5,327,816
Services Transferred Over Time [Member]
Major Products/Service Lines [Abstract]
Total revenue	316,126,908	169,417,278	1,103,206
Room Rentals [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	316,126,908	169,417,278	1,103,206
Food and Beverage [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	121,899,683	104,813,372	2,520,105
All-inclusive [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	234,494,740	0	0
Spa Services [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	12,925,180	3,127,449	18,600
Guess dry, cleaning & laundry [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	3,526,613	4,818,864	0
Private Events [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	0	0	21,120
Other Services [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	$ 40,980,683	$ 2,713,055	$ 729,554